Inventory - Additional Information (Detail)	12 Months Ended
Dec. 31, 2019 USD ($)
Inventory [Line Items]
Inventory finished goods shelf life	24 months
Write-downs to inventory	$ 0
Product [Member] | United Kingdom Facility at Patheon UK Limited [Member]
Inventory [Line Items]
Cost of sales expense for unabsorbed manufacturing and overhead costs	$ 900,000